Schedule of segment reporting (Details) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021	Aug. 31, 2021
Revenue
External sales	$ 9,241,478	$ 8,000,962	$ 30,508,162	$ 22,484,651
Results
Segment loss	(4,939,238)	(3,247,984)	(14,372,888)	(8,965,826)
Central administration costs	2,025,194	1,752,651	7,599,740	6,513,730
Other gains and losses	(1,552,425)	(7,210,584)	(9,332,759)	3,423,490
Finance costs	228,348	209,755	641,785	1,113,749
Loss before tax	(5,640,355)	2,000,194	(13,281,654)	(20,016,795)
Income tax
Gain (Loss) for the period from:
Share of net loss of associate				(103,930)
Discontinued operations	14,458,235	(425,799)	14,082,483	(5,713,248)
Non-controlling interest in net loss	3,419	(2,343)	(65,219)	59,327
Net loss	8,821,299	1,572,052	735,610	(25,774,646)
Assets	58,530,202		58,530,202		$ 67,462,847
Long-term assets	30,406,028		30,406,028		35,905,165
North America Area [Member]
Gain (Loss) for the period from:
Assets	57,684,572		57,684,572		64,943,049
Long-term assets	30,400,404		30,400,404		35,796,241
Europeans Union [Member]
Gain (Loss) for the period from:
Assets	845,630		845,630		2,519,798
Long-term assets	5,624		5,624		$ 108,924
Gaming [Member]
Revenue
External sales	549,430	408,575	1,331,151	993,408
Results
Segment loss	(1,723,122)	(1,190,154)	(6,175,613)	(3,283,044)
Central administration costs
Other gains and losses	12,152	10,664	1,621,582	9,465
Finance costs	44,937	8,251	63,268	36,480
Loss before tax	(1,780,211)	(1,209,069)	(7,860,463)	(3,328,989)
Income tax
Gain (Loss) for the period from:
Share of net loss of associate
Discontinued operations	(463,980)	(360,666)	(647,595)	(4,076,248)
Non-controlling interest in net loss
Net loss	(2,244,191)	(1,569,735)	(8,508,058)	(7,405,237)
Media [Member]
Revenue
External sales	8,692,048	7,592,387	29,177,011	21,491,243
Results
Segment loss	(3,216,116)	(2,057,830)	(8,197,275)	(5,682,782)
Central administration costs
Other gains and losses	1,382	(329,730)	36,929	2,474,609
Finance costs	277	125,470	979	637,514
Loss before tax	(3,217,775)	(1,853,570)	(8,235,183)	(8,794,905)
Income tax
Gain (Loss) for the period from:
Share of net loss of associate
Discontinued operations
Non-controlling interest in net loss
Net loss	(3,217,775)	(1,853,570)	(8,235,183)	(8,794,905)
Corporate and Others [Member]
Revenue
External sales
Results
Segment loss
Central administration costs	2,025,194	1,752,651	7,599,740	6,513,730
Other gains and losses	(1,565,959)	(6,891,518)	(10,991,270)	939,416
Finance costs	183,134	76,034	577,538	439,755
Loss before tax	(642,369)	5,062,833	2,813,992	(7,892,901)
Income tax
Gain (Loss) for the period from:
Share of net loss of associate				(103,930)
Discontinued operations	14,922,215	(65,133)	14,730,078	(1,637,000)
Non-controlling interest in net loss	3,419	(2,343)	(65,219)	59,327
Net loss	$ 14,283,265	$ 4,995,357	$ 17,478,851	$ (9,574,504)